Income Taxes - Reconciliation of Amount of Income Tax Expense Results from Applying Federal Statutory Income Tax Rate to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax expense at statutory rate					$ 7,433	$ 10,155	$ 9,848
State taxes, net of federal tax benefit					(552)	958	647
Foreign tax rate differential		$ (2,500)			(2,166)	(1,191)	(2,481)
Deferred charges					1,908	1,959	1,582
Stock compensation					2,430	566	1,679
Research and development credit					(2,346)	(3,220)
Tax basis in Spanish intangibles					(2,770)
Non-deductible expenses					331	2,342	355
Other activity in unrecognized tax benefits					816	540	2,325
Other					(43)	98	(1,198)
Net increase (decrease) in valuation allowance					2,231	(483)	418
Income tax expense (benefit)	$ 5,625	$ 845	$ 9,757	$ 5,909	$ 7,272	$ 11,724	$ 13,175